Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
OPERATING ACTIVITIES:
Net income	¥ 3,396,753	¥ 4,683,632	¥ 5,317,347
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,677,339	8,822,981	7,507,808
Impairment loss on intangible assets			48,000
Provision for retirement and pension costs, less payments	256,661	226,599	213,963
Provision for (reversal of) allowance for doubtful accounts	33,158	(46,935)	(10,712)
Gain on sales of property and equipment	(29,733)		(6,395)
Loss on disposal of property and equipment	101,189	83,487	14,638
Net gain on sales of other investments	(41,251)	(107,655)	(13,565)
Net gain on other investments		(313,393)
Impairment of other investments	29,117		19,788
Foreign exchange gain, net	(18,259)	(129,916)	(55,983)
Equity in net income of equity method investees, net of dividend received	(122,286)	(204,046)	(168,065)
Deferred income tax expense (benefit)	211,230	(699,826)	(527,128)
Others	8,560	71,448	45,772
Changes in operating assets and liabilities net of effects from acquisition of a company:
Increase in accounts receivable	(2,819,564)	(342,391)	(2,906,215)
Decrease (increase) in net investment in sales-type lease—noncurrent	(9,385)	145,266	37,406
Decrease (increase) in inventories	450,256	(365,533)	(492,022)
Increase in prepaid expenses	(542,770)	(612,802)	(635,031)
Decrease (increase) in other current and noncurrent assets	715,132	(1,801,403)	(1,295,279)
Increase in accounts payable	648,562	476,860	1,881,105
Decrease in income taxes payable	(718,737)	(594,782)	(545,914)
Increase (decrease) in accrued expenses	873,815	(219,277)	(33,954)
Increase (decrease) in deferred income—current	465,469	(158,972)	127,064
Increase (decrease) in deferred income—noncurrent	(248,061)	91,462	1,015,049
Increase (decrease) in other current and noncurrent liabilities	595,178	(217,925)	101,091
Net cash provided by operating activities	12,912,373	8,786,879	9,638,768
INVESTING ACTIVITIES:
Purchases of property and equipment	(8,157,115)	(9,123,998)	(5,588,815)
Proceeds from sales of property and equipment	772,226	456,330	543,978
Purchases of available-for-sale securities	(4,104)	(167,545)	(48,903)
Purchases of other investments	(282,478)	(1,185,985)	(467,622)
Investment in an equity method investee	(338,240)	(199,920)	(100,000)
Proceeds from sales of available-for-sale securities		391,814
Proceeds from sales of other investments	40,501	351,740	109,944
Payments of guarantee deposits	(1,635,910)	(688,902)	(164,417)
Refund of guarantee deposits	1,572,885	20,233	17,349
Payments for refundable insurance policies	(47,831)	(18,787)	(737)
Proceeds from subsidies	200,000
Refund from insurance policies		16,026
Acquisition of a newly controlled company, net of cash acquired (Note 2)	(167,678)		(229,058)
Other	(25,000)	(53,766)	(17,620)
Net cash used in investing activities	(8,072,744)	(10,202,760)	(5,945,901)
FINANCING ACTIVITIES:
Proceeds from issuance of short-term borrowings with initial maturities over three months and long-term borrowings	50,000	250,000	71,000
Repayments of short-term borrowings with initial maturities of over three months and long-term borrowings	(1,030,000)	(1,260,000)	(1,081,000)
Principal payments under capital leases	(4,193,654)	(3,968,724)	(3,678,940)
Proceeds from sale and lease back	50,847
Net increase (decrease) in short-term borrowings	(150,000)		400,000
Proceeds from issuance of subsidiary stock to noncontrolling interests			2,570
Dividends paid	(1,010,695)	(910,697)	(709,394)
Proceeds from issuance of common stock, net of issuance cost		17,271,204
Other	3	109
Net cash provided by (used in) financing activities	(6,283,499)	11,381,892	(4,995,764)
FORWARD	(1,443,870)	9,966,011	(1,302,897)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	116,403	196,217	24,945
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,327,467)	10,162,228	(1,277,952)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	22,421,100	12,258,872	13,536,824
CASH AND CASH EQUIVALENTS, END OF YEAR	21,093,633	22,421,100	12,258,872
ADDITIONAL CASH FLOW INFORMATION:
Interest paid	239,940	256,722	287,158
Income taxes paid	2,405,067	2,707,784	3,527,987
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of assets by entering into capital leases	3,678,012	3,436,245	4,816,248
Facilities purchase liabilities	1,442,810	1,050,429	949,264
Asset retirement obligation	287,036	¥ 170,814	26,620
Acquisition of a company (Note 2):
Assets acquired	1,064,736		404,139
Liabilities assumed	464,736		104,321
Noncontrolling interests			118
Cash paid	(600,000)		(299,700)
Cash acquired	432,322		70,642
Acquisition of a newly controlled company, net of cash acquired	¥ (167,678)		¥ (229,058)